Organization and Description of Business (Details)			3 Months Ended	5 Months Ended	12 Months Ended
	Oct. 12, 2020 USD ($) $ / shares	Aug. 27, 2020 USD ($) company $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Jan. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Sep. 19, 2019 USD ($)	Jul. 01, 2019 $ / shares	Jun. 26, 2019 shares	Jun. 07, 2019 shares
Converted debt amount			$ 1,500,000		$ 1,500,000
Warrant purchase price | $ / shares										$ 11.50
Class A Common Stock [Member]
Ordinary shares of successor company | shares			11,090,292	3,840,000	15,287,498			7,974,075
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001
Class B Common Stock [Member]
Ordinary shares of successor company | shares			17,250,000	160,000	17,250,000			17,250,000			17,250,000	11,500,000
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.0001		$ 0.0001			$ 0.0001
Class C Common Stock [Member]
Common Stock, Par or Stated Value Per Share | $ / shares	0.0001
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Number of holding companies | company		2
Post-petition financing for plan of reorganization				$ 1,088,173,000
Ordinary shares of successor company | shares				4,000,000			100,100
Number of ordinary shares issued | shares				705,882		705,882
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,030,000,000		$ 90,000,000
Outstanding borrowings				$ 2,035,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.01			$ 1.38
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Agreement and Plan of Merger
Nominal value per share | $ / shares	0.01
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Aggregate principal amount	$ 20,000,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Tranche A
Number of ordinary shares issued | shares		235,294		235,294
Warrant purchase price | $ / shares		$ 262.34		$ 262.34
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Tranche B
Number of ordinary shares issued | shares		470,588		470,588
Warrant purchase price | $ / shares		$ 274.84		$ 274.84
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class A Common Stock [Member]
Ordinary shares of successor company | shares				3,840,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class A Common Stock [Member] | Agreement and Plan of Merger
Nominal value per share | $ / shares	$ 0.01
Common Stock, Par or Stated Value Per Share | $ / shares	0.0001
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class B Common Stock [Member]
Ordinary shares of successor company | shares				160,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class B Common Stock [Member] | Agreement and Plan of Merger
Nominal value per share | $ / shares	0.01
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class C Common Stock [Member] | Agreement and Plan of Merger
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | DIP Facility
Post-petition financing for plan of reorganization				$ 60,000,000
Converted debt amount				110,000,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Exit Credit Facility
Line of Credit Facility, Maximum Borrowing Capacity				520,000,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | First Out Term Loans
Line of Credit Facility, Maximum Borrowing Capacity				110,000,000
Outstanding borrowings		$ 110,000,000				$ 110,000,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Second Out Term Loan Facility
Line of Credit Facility, Maximum Borrowing Capacity				410,000,000
Outstanding borrowings		$ 410,000,000				$ 410,000,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | New Credit Facility
Outstanding borrowings				520,000,000
Annual interest payments				$ 45,000,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Existing Second Out Credit Agreement | Agreement and Plan of Merger
Aggregate redemption price, cash	$ 505,000,000